Share-based compensation - additional information (Details)						1 Months Ended					3 Months Ended			12 Months Ended
	Apr. 16, 2015 EUR (€) shares	Feb. 22, 2015 shares	Feb. 22, 2014 shares	Feb. 22, 2013 shares	Apr. 04, 2012 shares	Feb. 28, 2019	Feb. 28, 2018	Mar. 31, 2017 shares	Feb. 28, 2017	Jan. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares	Dec. 15, 2016	Jan. 31, 2016	Apr. 16, 2015 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible securities conversion ratio																	0.083077
Number of instruments granted in share-based payment arrangement (in shares)					7,000,000
Equity instruments vested (in shares)		2,333,333	2,333,333	2,333,333
RCS Media Group S.p.A.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest in investment sold										16.70%
Chief executive officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | €																€ 24,600,000
Number of instruments granted in share-based payment arrangement (in shares)	1,620,000
Weighted average fair value at measurement date	€ 15.21																		$ 16.29
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)								2,264,000								14,713,100
Cumulative vesting percent											100.00%	67.00%	33.00%
Performance share units, net income
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)														1,136,250	168,593	7,356,550
Percent of units subject to certain criteria								50.00%								50.00%
Requisite service period								3 years
Performance measurement period																5 years
Equity instruments vested (in shares)														3,758,870	0	0
Performance share units, net income | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								0.00%								0.00%
Performance share units, net income | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								100.00%								100.00%
Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)														1,136,250	168,593	7,356,550
Percent of units subject to certain criteria																50.00%
Requisite service period								2 years
Measurement term of expected volatility														3 years
Equity instruments vested (in shares)														3,758,869	0	0
Performance share units, total shareholder return | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								0.00%								0.00%
Performance share units, total shareholder return | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								150.00%								150.00%
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)														2,293,940	94,222	6,816,550
Equity instruments vested (in shares)														2,671,939	0	1,620,000
Restricted share units | Key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)								2,264,000								5,196,550
Cumulative vesting percent						33.00%	33.00%		33.00%
Share-based payment arrangements, vesting period								2 years
Performance share units and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible securities conversion ratio										1.005865								1.5440
Expense from share-based payment transactions with employees | €														€ 85,000,000	€ 96,000,000	€ 54,000,000
Unrecognized expense from share-based payment transactions with employees | €														€ 47,000,000
Unrecognized expense from share-based payment transactions with employees, period of recognition														1 year